Condensed consolidated statements of cash flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (184)	$ (192)
(Increase)/decrease in trade receivables	(117)	185
Increase/(decrease) in trade payables	23	(71)
Net change in other operating assets	20	77
Net change in other operating liabilities	(18)	(152)
Total	$ (276)	$ (153)